Acquisitions	12 Months Ended
Mar. 31, 2016
Business Combinations [Abstract]
Acquisitions
Acquisitions
In accordance with the accounting standards regarding business combinations, the results of acquired businesses are included in our consolidated and combined financial statements from the date of acquisition. The purchase price for each acquisition is allocated to the acquired assets and liabilities based on fair value. The excess purchase price over estimated fair value of the net assets acquired is recorded as goodwill.
Savage Arms Acquisition

On June 21, 2013, we acquired Savage Arms, a leading manufacturer of sporting long guns. Operating under the brand names of Savage Arms, Stevens and Savage Range Systems, Savage Arms designs, manufactures and markets centerfire and rimfire rifles, shotguns and shooting range systems used for hunting as well as competitive and recreational target shooting. Savage Arms is included within the Shooting Sports segment. The purchase price was $315,000 net of cash acquired. We believe the acquisition complemented our growing portfolio of leading consumer brands and allowed us to build upon offerings with Savage Arms' prominent, respected brands known for accuracy, quality, innovation, value and craftsmanship. Savage Arms' sales distribution channels, new product development, and sophistication in manufacturing significantly increased our presence with a highly relevant product offering to distributors, retailers and consumers. Savage Arms employed approximately 400 employees at time of acquisition. The purchase price allocation was completed during the first quarter of fiscal year 2015. None of the goodwill generated in this acquisition will be deductible for tax purposes.

Bushnell Acquisition

On November 1, 2013, we acquired Bushnell. Bushnell is a leading global designer, marketer and distributor of branded sports optics, outdoor accessories and eyewear. Bushnell is included within the Outdoor Products segment. The purchase price was $985,000 net of cash acquired, subject to customary post-closing adjustments. We believe the acquisition broadened our existing capabilities in the commercial shooting sports market and expanded our portfolio of branded shooting sports products. In addition, this transaction enabled us to enter new sporting markets in golf and snow sports. We have leveraged Bushnell’s strong sourcing, marketing, branding and distribution capabilities and capitalized on Bushnell’s track record of successfully integrating acquisitions and delivering profitable growth. Bushnell employed approximately 1,100 employees at time of acquisition. The purchase price allocation was completed during the third quarter of fiscal year 2015. A portion of the goodwill generated in this acquisition will be deductible for tax purposes. The total amount of goodwill related to the acquisition deductible for tax purposes is $19,095.

Jimmy Styks Acquisition

On July 20, 2015, we completed the acquisition of Jimmy Styks, LLC ("Jimmy Styks"), using $40,000 of cash on hand with additional contingent consideration payable if incremental profitability growth milestones are achieved over the next three years. We determined a value of the future contingent consideration as of the acquisition date of $4,471 utilizing the Black Scholes option pricing model; the total amount paid may differ from this value. The option pricing model requires us to make assumptions including the risk-free rate, expected volatility, cash flows, and expected life. The risk-free rate is based on U.S. Treasury zero-coupon issues with a remaining term that approximates the expected life assumed at the date of acquisition. The expected option life is based on the contractual term of the agreement. Expected volatility is based on the average volatility of similar public companies' stock over the past three years. The discounted cash flows are based on our estimates of future performance of the business.

Jimmy Styks is a leading designer and marketer of stand up paddle boards and related accessories. Jimmy Styks’ stand up paddle board portfolio provides easy-to-use platforms for water sport enthusiasts engaging in activities ranging from personal fitness to fishing and will help us expand our Outdoor Products operating segment. Jimmy Styks offers nearly 30 SKUs in epoxy, inflatable, soft and thermoform boards, as well as accessories. The preliminary purchase price allocation is subject to further refinement and may require significant adjustments to arrive at the final purchase price allocation. The majority of the goodwill generated in this acquisition will be deductible for tax purposes. Jimmy Styks is an immaterial acquisition to our company.

CamelBak Products Acquisition

On August 3, 2015, we completed the acquisition of CamelBak Products, LLC ("CamelBak") for total consideration of $412,500, subject to a customary working capital adjustment, utilizing cash on hand and borrowings under our existing credit facilities. CamelBak is the leading provider of personal hydration solutions for outdoor, recreation and military use.

CamelBak’s products include hydration packs, reusable bottles and individual water purification and filtration systems. The preliminary purchase price allocation is subject to further refinement and may require significant adjustments to arrive at the final purchase price allocation. A portion of the goodwill generated in this acquisition will be deductible for tax purposes.

Current year results for acquisitions

Subsequent to the acquisition dates of the current year acquisitions, Vista Outdoor recorded sales of approximately $121,285 for the year ended March 31, 2016 and gross profit of approximately $47,929 for the year ended March 31, 2016, each associated with the operations of these acquired businesses and reflected in the Outdoor Products segment results.

Allocation of Consideration Transferred to Net Assets Acquired of Savage and Bushnell:

The purchase prices of Savage Arms and Bushnell were allocated based on the estimated fair value of net assets acquired and liabilities assumed at the date of the acquisitions. During fiscal year 2015, we recorded fair value adjustments to the preliminary purchase price allocation reported at March 31, 2014. Purchase price adjustments were applied retrospectively back to the date of the acquisitions. These adjustments did not have a material impact on net income (loss) in fiscal year 2014 and, therefore, we have not adjusted our net income (loss) for the year ended March 31, 2014.

The following table summarizes the fair values of the assets acquired and liabilities assumed in the acquisitions as originally reported in our Form 10 for the year ended March 31, 2014 and as revised for adjustments made during fiscal year 2015:

Savage Arms Purchase Price Allocation

	As Originally Reported	As Revised
Purchase price net of cash acquired:
Cash paid	$315,000	$315,000
Cash received for working capital	(2,498)	(2,498)
Total purchase price	312,502	312,502
Fair value of assets acquired:
Net receivables	$39,374	$39,374
Net inventories	36,499	36,499
Tradename, technology, and customer relationship intangibles	126,600	126,600
Net property, plant, and equipment	24,965	24,965
Other assets	4,972	5,423
Total assets	232,410	232,861
Fair value of liabilities assumed:
Accounts payable	14,461	14,461
Deferred tax liabilities	48,298	47,928
Other liabilities	22,314	21,733
Total liabilities	85,073	84,122
Net assets acquired	147,337	148,739
Goodwill	$165,165	$163,763

Bushnell Purchase Price Allocation

	As Originally Reported	As Revised
Purchase price net of cash acquired:
Cash paid	$985,000	$985,000
Cash paid for additional working capital	4,185	4,185
Total purchase price	989,185	989,185
Fair value of assets acquired:
Net receivables	$108,434	$109,429
Net inventories	160,793	157,184
Tradename, technology, and customer relationship intangibles	364,843	364,700
Net property, plant, and equipment	25,080	25,055
Other assets	10,938	7,765
Total assets	670,088	664,133
Fair value of liabilities assumed:
Accounts payable	80,092	80,099
Deferred income taxes	75,692	88,121
Other liabilities	30,025	30,932
Total liabilities	185,809	199,152
Net assets acquired	484,279	464,981
Goodwill	$504,906	$524,204

Intangible assets from above include:

	Value	Useful life (years)
Savage Arms
Indefinite lived tradenames	$70,200	Indefinite
Tradenames	12,900	5-20
Customer Relationships	43,500	5-10
Bushnell
Indefinite lived tradenames	$95,100	Indefinite
Tradenames	105,700	15
Technology	15,900	6-20
Customer Relationships	148,000	15

Preliminary Allocation of Consideration Transferred to Net Assets Acquired for CamelBak:

The following amounts represent the preliminary determination of the fair value of identifiable assets acquired and liabilities assumed from the CamelBak acquisition. The final determination of the fair value of certain assets and liabilities will be completed within the required measurement period, which will be no later than 12 months from the date of acquisition. The size and breadth of the CamelBak acquisition will necessitate the use of this measurement period to adequately analyze and assess a number of the factors used in establishing the asset and liability fair values as of the acquisition date, including the finalization of tax impacts. Any potential adjustments made could be material in relation to the preliminary values presented below:

	August 3, 2015
Purchase price net of cash acquired:
Cash paid		$412,500
Cash paid for working capital		9,810
Total purchase price		422,310
Fair value of assets acquired:
Net receivables	$30,093
Net inventories	30,916
Tradename, technology, and customer relationship intangibles	133,800
Net property, plant, and equipment	7,985
Other assets	4,460
Total assets	207,254
Fair value of liabilities assumed:
Accounts payable	8,219
Other liabilities	5,497
Total liabilities	13,716
Net assets acquired		193,538
Goodwill		$228,772

Intangible assets above include:

	Value	Useful life (years)

Indefinite lived tradename	$79,400	Indefinite
Customer relationships	49,400	10-20
Technology	5,000	7-17

Supplemental Pro Forma Data for Savage, Bushnell, and CamelBak:

We used the acquisition method of accounting to account for these acquisitions and, accordingly, the results of Savage Arms, Bushnell, and CamelBak are included in our consolidated and combined financial statements for the period subsequent to the date of acquisition. The following unaudited supplemental pro forma data for the year ended March 31, 2014 present consolidated information as if the acquisition had been completed on April 1, 2012 for Savage and Bushnell. The following supplemental pro forma data for the years ended March 31, 2016 and 2015 present consolidated and combined information as if the acquisition had been completed on April 1, 2014 for CamelBak. The pro forma results were calculated by combining our results with the standalone results of Savage Arms, Bushnell, and CamelBak for the pre-acquisition periods, which were adjusted to account for certain costs which would have been incurred during this pre-acquisition period:

	YEARS ENDED
(Amounts in thousands except per share data)	March 31, 2016	March 31, 2015	March 31, 2014
Sales, net	$2,330,331	$2,230,241	$2,280,071
Net income	155,001	75,183	153,643
Basic earnings per common share	2.49	1.18	2.41
Diluted earnings per common share	2.48	1.18	2.41

The unaudited supplemental pro forma data above include the following significant non-recurring adjustments made to account for certain costs which would have been incurred if the Savage and Bushnell acquisitions had been completed on April 1, 2012, and the CamelBak acquisition had been completed April 1, 2014, as adjusted for the applicable tax impact:

	YEARS ENDED
(Amounts in thousands)	March 31, 2016	March 31, 2015	March 31, 2014
Inventory step-up, net[1]	$(647)	$647	$(9,765)
Fees for advisory, legal, accounting services[2]	(4,288)	4,288	(12,475)

1. Adjustment reflects the increased cost of goods sold expense which results from the fair value step-up in inventory which was expensed over the first inventory cycle.
2. We removed the fees that were incurred in connection with the acquisition of Savage and Bushnell from fiscal 2014, and considered those fees as incurred during the first quarter of fiscal 2013 and the costs incurred in connection with the acquisition of CamelBak in fiscal 2016 and considered those fees as incurred during the first quarter of fiscal 2015. Costs were recorded in General and administrative expense.
We made no acquisitions during fiscal 2015.